Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	$ 712,197
Vessel acquisitions	1,256,858
Vessel disposals	(144,235)
Balance as at end of period	1,781,858	$ 712,197
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	923,020	748,819
Vessel acquisitions	1,256,858	162,600
Vessel disposals	(180,358)
Improvements	374	11,601
Balance as at end of period	1,999,894	923,020
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	(210,823)	(171,928)
Vessel disposals	36,123
Depreciation for the year	(43,336)	(38,895)
Balance as at end of period	(218,036)	(210,823)
Net book value [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	712,197	576,891
Vessel acquisitions	1,256,858	162,600
Vessel disposals	(144,235)
Improvements	374	11,601
Depreciation for the year	(43,336)	(38,895)
Balance as at end of period	$ 1,781,858	$ 712,197